UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
Annual Report of Proxy Voting Record of
Registered Management Investment Company

Investment Company Act File Number: 811-22656

American Funds Portfolio Series
(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive,
Irvine, California 92618
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: July 1, 2011 - June 30, 2012

Steven I. Koszalka
American Funds Portfolio Series
6455 Irvine Center Drive
Irvine, California 92618
(Name and Address of Agent for Service)

Item 1: Proxy Voting Record

Fund Name : American Funds Global Growth Portfolio
Fund Name : American Funds Growth Portfolio
Fund Name : American Funds Growth and Income Portfolio
Fund Name : American Funds Balanced Portfolio
Fund Name : American Funds Income Portfolio
Fund Name : American Funds Tax-Advantaged Income Portfolio
Fund Name : American Funds Preservation Portfolio
Fund Name : American Funds Tax-Exempt Preservation Portfolio

Reporting Period: July 01, 2011 - June 30, 2012

The Funds did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO  SERIES
(Registrant)

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: August 24, 2012